Note 19 - Trade Receivables - Aging of Our Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade receivables	R$ 4,955.5	R$ 5,140.1
Bad debt provision	(603.5)	(555.3)
Net, trade receivables	4,352.0	4,584.8
Current [member]
Statement Line Items [Line Items]
Trade receivables	3,852.3	4,170.7
Bad debt provision	(5.8)	(4.3)
Net, trade receivables	3,846.5	4,166.4
Less than one month [member]
Statement Line Items [Line Items]
Trade receivables	255.2	277.8
Bad debt provision	(0.1)
Net, trade receivables	255.1	277.8
Later than one month and not later than two months [member]
Statement Line Items [Line Items]
Trade receivables	82.4	71.1
Bad debt provision	(0.2)	(0.3)
Net, trade receivables	82.2	70.8
Later than two months and not later than three months [member]
Statement Line Items [Line Items]
Trade receivables	74.5	30.3
Bad debt provision	(0.5)	(0.4)
Net, trade receivables	74.0	29.9
Later than three months and less than six months [member]
Statement Line Items [Line Items]
Trade receivables	111.1	58.8
Bad debt provision	(16.9)	(18.9)
Net, trade receivables	94.2	39.9
Later than six months and less than 12 months [member]
Statement Line Items [Line Items]
Trade receivables	74.1	32.8
Bad debt provision	(74.1)	(32.8)
Net, trade receivables
Later than a year [member]
Statement Line Items [Line Items]
Trade receivables	505.9	498.6
Bad debt provision	(505.9)	(498.6)
Net, trade receivables